UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way   Suite 122

Brookfield,  WI   53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Frontier MicroCap Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

COMMON STOCK - 61.98%
Shares		Value

Agricultural and Food Products - 0.33%
2,000	Eternal Technologies Group, Inc. *	$ 980

Biological Products (No Diagnostic Substances) - 1.36%
83	Qiagen NV *	1,747
3600	Symbollon Corp. *	2,322
		4,069
Calculating & Accounting Machines - 0.08%
383	Secure Alliance Holdings Corp. *	233

Commerical Printing - 0.63%
3,000	Kolorfusion International, Inc. *	240
2,200	Textechnologies, Inc. *	1,650
		1,890
Communications Services & Equipment - 5.18%
134	Cardinal Communications, Inc. *	0
3500	Distinctive Devices, Inc. *	42
1,500	Netwolves Corp. *	45
500	Nextphase Wireless, Inc. *	1,000
70,000	Nighthawk Systems, Inc. *	4,970
100	Proxim Corp.	1
1,000	WPCS International, Inc. *	9,460
		15,518
Computer Technology - 2.81%
600	Alanco Technologies, Inc. *	822
2,000	Egames, Inc. *	1720
300	Evolving Systems, Inc. *	894
4,000	Forlink Software Corp., Inc. *	300
3,000	Ilinc Communciations, Inc. *	1620
4,000	Insynq, Inc.	0
300	Interlink Electronics, Inc. *	510
1,000	Internet America, Inc. *	740
20,000	Saflink Corp. *	650
500	Socket Communications, Inc. *	410
133	Voxware, Inc. *	738
		8,404
Electromedical & Electrotherapy - 2.05%
5,000	Dynatronics Corp. *	5,150
600	Echo Therapeutics, Inc. *	990
		6,140
Food Products - 2.94%
223	Flowers Industries, Inc.	5229
2,000	New Dragon Asia Corp. *	1,800
5100	Z-Trim Holdings, Inc. *	1,785
		8,814
Finance Services - 1.07%
1,000	Global Axcess Corp. *	340
3,404	Standard Holdings Group, Ltd. *	2,859
		3,199
Games, Toys & Children's Vehicles - 3.60%
1,500	Action Products International, Inc. *	1,425
8,000	Mad Catz Interactive, Inc. *	9,360
		10,785
Household Audio & Video Equipment - 0.08%
10,000	SLS International, Inc. *	250

In Vitro & In Vivo Diagnostic - 2.33%
3,000	Immunomedics, Inc. *	6,960

Instruments For Measurement - 0.56%
1,000	Wireless Telecom Group, Inc. *	1,670

Investors, NEC - 0.26%
9,700	CVF Technologies Corp. *	766

Jewlery, Silverware & Plated Ware - 2.87%
1,500	LJ International, Inc. *	8,580

Laboratory Analytical Instruments - 0.26%
34	Clinical Data, Inc. *	756
2,000	Diasys Corp. *	26
		782
Land Subdividers & Developers - 2.63%
41,500	Falcon Ridge Development, Inc. *	7,885

Miscellaneous - 0.31%
500	Angelciti Enertainment, Inc. *	5
357	Arotech Corp. *	753
71	Progressive Gaming International Corp. *	176
3,000	Smatire Systems, Inc. *	4
2,000	Stonepath Group, Inc. *	2
290,000	Watercolor Holdings *	0
		940
Measuring & Controlling Device - 3.77%
2,100	Pressure Biosciences, Inc. *	11,298

Medicinal Chemicals & Botanical Products - 0.67%
40,000	China Holding, Inc. *	2,000

Metals Mining - 0.66%
10,000	API Nanotronics Corp. *	1,980

Motorcycles, Bicycles & Parts - 0.48%
1603	Viper Powersports, Inc. *	1,443

Pharmaceuticals Preparations - 13.47%
2,500	Geopharma, Inc. *	8375
16,000	Provectus Pharmaceutical, Inc. *	27,520
1,000	QLT, Inc. *	4,420
		40,315
Retail-Department Stores - 0.04%
4,000	Harcourt Companies, Inc. *	132

Semiconductors & Related Devices - 0.78%
2,500	Conexant Systems, Inc. *	2,075
1,000	DPAC Technologies Corp. *	16
200	Emagin Corp. *	256
		2,347
Services-Advertising - 3.61%
40,000	Onscreen Technologies, Inc. *	10,800

Services-Business Services - 1.15%
3,000	Cash Technologies, Inc. *	482
15,000	Datalogic International, Inc. *	30
500	Global Network, Inc. *	90
5,000	International Monetary Systems Ltd. *	2650
15	Sancon Resource Recovery, Inc. *	2
14	Unity One Capital, Inc.	0
50	Uron, Inc. *	200
		3,454
Services-Educational Services - 1.11%
400	Princeton Review, Inc. *	3,332

Services-Management Consulting - 1.47%
55,000	Small Business Co. *	4,400

Services-Medical - 1.38%
2,000	American Shared Hospital Services *	4,120

Special Industry Machinery, NEC - 0.89%
666	Tegal Corp. *	2,664

Surgical & Medical Instruments - 0.79%
7,500	Acunetx, Inc. *	638
50	Cardiac Science Corp. *	405
300	Cardiotech International, Inc. *	204
900	Memry Corp. *	1,125
		2,372
Television Advertising - 0.10%
50,000	Mindpix Corp. *	300

Telephone & Telegraph Appartus - 0.07%
27,513	Hop-On.Com *	206
10,000	Telenetics Corp. *	7
		213
Telephone Communications - 1.27%
300	City Telecom, Ltd. ADR	1,695
20	Ebenefitsdirect, Inc. *	0
50	Epicus Communications Group, Inc. *	0
8,000	Globalnet Corp. *	2
200	Multiband Corp. *	542
7,000	Newmarket Technology, Inc. *	1,477
2,000	SVI Media, Inc. *	60
5,000	Viseon, Inc. *	16
		3,792
Television Broadcasting Stations - 0.15%
900	OBN Holdings *	459

Wholesale Groceries & Related - 0.73%
5,000	Growers Direct Coffee Company, Inc. *	2,200

Wholesale Medical & Dental - 0.01%
10,000	Molecular Imaging Corp.	28

Wholesale Miscellaneous - 0.01%
1,000	AHPC Holdings, Inc. *	30

TOTAL FOR COMMON STOCK (Cost $422,363) - 61.98%		$ 185,544

WARRANTS - 0%
5,000	Action Product International, Inc. *	$ 0

TOTAL FOR WARRANTS (Cost $0)		$ 0

SHORT TERM INVESTMENTS - 46.25%
138,445	First American Treasury Obligation Class Y 4.64% ** (Cost $138,445)	138,445

TOTAL INVESTMENTS (Cost $560,808) - 108.23%		$ 323,989

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.23)%		(24,642)

NET ASSETS - 100.00%		$ 299,347

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.
ADR - American Depository Receipts

NOTES TO FINANCIAL STATEMENTS
The Frontier Equity Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $560,808 amounted to $236,819 which consisted of aggregate gross unrealized appreciation of  $22,959 and aggregate gross unrealized depreciation of $259,778.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date February 25, 2008

By /s/Joel R Blumenschein

*Vice President

Date February 25, 2008

* Print the name and title of each signing officer under his or her signature.